UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West U.S. Government Mortgage Securities Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great-West U.S. Government Mortgage Securities Fund was structured to be duration neutral at the beginning of 2013. A strategic underweight to government debt of approximately 10%-15% was maintained through most of the year, offset with an out-of-Benchmark allocation to structured mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), as well as to corporate bonds. This strategy was implemented with the expectation that spread assets would generate excess return relative to government debt. The Fund’s benchmark index consists of an 80% weighting to the Barclays U.S. MBS Index and a 20% weighting to the Barclays U.S. Government Index (the “Benchmark”).

For the 12 month period ended December 31, 2013, the Great-West U.S. Government Mortgage Securities Fund (Initial Class shares) returned -2.02% net of fees. In 2013, U.S. government securities generated low returns relative to fixed income spread product. Maintaining an underweight to government debt this year, with offsetting allocations to out of U.S. Government sectors, e.g., corporates, ABS and CMBS, contributed to performance. The Fund’s MBS constituent underperformed the Benchmark MBS constituent; negative excess returns are a function of specified pool selection versus the Benchmark MBS cohorts, especially in premium coupons, where payups decreased markedly throughout the year.

Specified pools, with closely defined advantageous characteristics, remain the core strategy in the Fund. These assets generally provide stability, liquidity and performance relative to the outstanding universe of pass-through pools against which the Fund performance is measured. In 2013, the combination of rising interest rates and the Federal Reserve’s tapering activity caused the performance of specified pools that are less prepayment sensitive to lag the performance of generic pools. The Fund maintains core holdings in specified pools, with the view that they will outperform over a market cycle. Managing and monitoring pool characteristics are critical to future performance. The Fund will continue to take advantage of relative value opportunities within the investable universe, and allocations away from the Benchmark will be undertaken cautiously and monitored closely.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Barclays Capital U.S. MBS Index	Barclays Capital U.S. Government Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	10,344.00	10,445.94	10,470.20	10,347.70
2005	10,568.46	10,719.81	10,743.79	10,622.02
2006	11,031.36	11,242.17	11,305.04	10,991.24
2007	11,748.40	12,057.62	12,085.43	11,942.97
2008	12,507.35	13,160.43	13,093.35	13,422.70
2009	13,259.04	13,717.18	13,864.42	13,127.40
2010	13,998.63	14,458.33	14,608.94	13,852.04
2011	14,799.35	15,439.76	15,519.08	15,101.49
2012	15,275.89	15,822.98	15,921.02	15,406.54
2013	14,967.03	15,561.71	15,695.84	15,006.44

* The composite index consists of an 80% weighting to the Barclays Capital U.S. MBS Index and a 20% weighting to the Barclays Capital U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	-2.02%	3.66%	4.11%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Maturity Date as of December 31, 2013

Maturity	% of Fund Investments
1 to 3 Years	6.54%
3 to 5 Years	3.03%
5 to 10 Years	6.71%
10 to 20 Years	22.67%
20 to 30 Years	60.88%
Over 30 Years	0.17%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,002.10	$3.10*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

ASSET-BACKED SECURITIES
$ 1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2(a)(b)
	6.34%, 02/25/2038	$	1,468,406
378,747	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029		394,814
1,500,000	Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A(a)
	1.92%, 09/20/2019		1,471,361
1,073,476	Citicorp Residential Mortgage Trust Series 2006-2, Class A6(b)
	5.67%, 09/25/2036		1,054,640
2,625,000	Cronos Containers Program Ltd(a) Series 2012-2A, Class A
	3.81%, 09/18/2027		2,627,877
933,333	Series 2013-1A, Class A 3.08%, 04/18/2028		914,422
152,794	Federal Home Loan Mortgage Corp Series T-34, Class A1V(c)
	0.40%, 07/25/2031		147,962
933,333	Global SC Finance II SRL Series 2013-1A, Class A(a)
	2.98%, 04/17/2028		904,921
1,789,981	HSBC Home Equity Loan Trust USA Series 2007-2, Class A3F(b)(c)
	0.00%, 07/20/2036		1,824,554
1,000,000	Invitation Homes Trust Series 2013-SFR1, Class A(a)(c)
	1.31%, 12/17/2030		1,001,306
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2(a)
	3.34%, 07/15/2046		521,595
	NCUA Guaranteed Notes Trust Series 2010-C1, Class A1
2,963,598	1.60%, 10/29/2020		2,985,852
538,635	Series 2010-R3, Class 3A 2.40%, 12/08/2020		549,407
430,247	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025		439,549
1,000,000	Small Business Administration Participation Certificates Series 2013-10F, Class 1
	1.88%, 11/01/2023		996,008
1,833,333	TAL Advantage V LLC Series 2013-1A, Class A(a)
	2.83%, 02/22/2038		1,780,332

TOTAL ASSET-BACKED SECURITIES — 6.18% (Cost $19,205,905)		$	19,083,006

Principal Amount			Fair Value

BONDS AND NOTES
Consumer, Cyclical — 1.57%
$ 1,000,000	Air Canada 2013-1 Class A Pass Through Trust(a)
	4.13%, 05/15/2025	$	975,000
1,870,132	JetBlue Airways 2004-2 G-1 Pass Through Trust(c)
	0.62%, 08/15/2016		1,832,729
2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025		2,035,000

			4,842,729

Financial — 2.33%
1,712,935	Caledonia Generating LLC(a)
	1.95%, 02/28/2022		1,694,368
500,000	Ford Motor Credit Co LLC
	1.50%, 01/17/2017		499,776
2,500,000	Goldman Sachs Group Inc
	5.75%, 10/01/2016		2,789,978
1,000,000	Kimco Realty Corp
	3.13%, 06/01/2023		909,399
1,385,856	Santa Rosa Leasing LLC
	1.47%, 11/03/2024		1,299,276

			7,192,797

TOTAL BONDS AND NOTES — 3.90% (Cost $12,188,702)		$	12,035,526

MORTGAGE-BACKED SECURITIES
2,943,445	FDIC Trust Series 2013-R1, Class A(a)
	1.15%, 03/25/2033		2,859,061
	Federal Home Loan Mortgage Corp
8,413	9.00%, 12/01/2014		8,516
25,183	9.50%, 06/01/2020		25,284
7,441	11.00%, 06/01/2020		7,483
43,717	11.00%, 07/01/2020		46,482
57,650	11.00%, 08/01/2020		61,433
181,691	5.50%, 04/01/2022		197,172
365,848	4.50%, 03/01/2024		392,364
1,399,599	4.50%, 04/01/2024		1,500,992
784,081	4.50%, 05/01/2024		840,996
714,697	4.50%, 12/01/2024		766,743
19,659	9.50%, 04/01/2025		22,672
758,324	4.00%, 03/01/2026		801,333
4,364,560	3.50%, 09/01/2026		4,552,505
2,286,106	3.00%, 12/01/2026		2,333,228
3,670,335	3.00%, 12/01/2026		3,741,546
1,967,247	3.00%, 04/01/2027		2,005,415
2,260,634	3.50%, 02/01/2032		2,304,138
140,286	7.50%, 03/01/2032		159,363
159,830	7.00%, 09/01/2032		182,824
494,917	5.50%, 05/01/2033		545,259
343,598	5.50%, 06/01/2033		378,517
354,884	5.50%, 08/01/2033		391,017
194,271	5.50%, 01/01/2034		213,726

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 530,922	5.50%, 10/01/2034	$581,715
520,739	5.00%, 08/01/2035	562,631
1,014,447	5.00%, 09/01/2035	1,093,979
635,549	5.00%, 09/01/2035	686,413
360,277	5.00%, 09/01/2035	391,589
261,685	5.50%, 09/01/2035	286,208
1,380,809	5.00%, 12/01/2035	1,490,809
97,555	5.00%, 01/01/2036	105,383
972,243	6.00%, 01/01/2036	1,084,595
687,563	6.00%, 03/01/2036	765,833
465,947	6.00%, 07/01/2036	520,689
547,502	6.00%, 11/01/2036	608,047
153,561	5.50%, 05/01/2038	167,362
105,880	6.00%, 05/01/2038	117,298
418,189	5.00%, 06/01/2038	450,221
2,688,011	5.00%, 03/01/2040	2,924,127
1,680,852	4.50%, 06/01/2040	1,786,205
1,095,051	4.00%, 02/01/2041	1,125,453
980,711	3.50%, 02/01/2042	974,186
2,795,461	3.50%, 04/01/2042	2,776,862
3,228,389	3.50%, 06/01/2042	3,206,909
1,629,138	3.50%, 06/01/2042	1,618,299
2,046,963	3.50%, 06/01/2042	2,033,344
5,493,174	3.50%, 08/01/2042	5,457,834
1,588,619	3.50%, 09/01/2042	1,563,189
2,194,588	3.50%, 09/01/2042	2,179,986
1,938,333	3.00%, 11/01/2042	1,838,626
716,882	3.50%, 11/01/2042	712,112
3,746,978	3.00%, 12/01/2042	3,554,234
1,086,598	3.00%, 02/01/2043	1,030,704
2,824,904	3.00%, 02/01/2043	2,679,592
3,244,865	3.00%, 04/01/2043	3,077,951
2,590,773	3.00%, 06/01/2043	2,457,505
3,696,009	3.00%, 06/01/2043	3,505,888
367,202	3.00%, 07/01/2043	348,313
	Federal National Mortgage Association
3,449	6.50%, 07/01/2014	3,477
156,854	6.50%, 02/01/2017	164,378
58,924	6.50%, 02/01/2017	61,486
175,860	6.00%, 03/01/2017	183,541
42,121	5.50%, 01/01/2018	45,011
258,418	5.50%, 04/01/2018	276,339
401,115	5.50%, 04/01/2018	428,851
311,428	5.00%, 05/01/2018	331,506
353,416	5.00%, 05/01/2018	376,521
173,027	5.00%, 05/01/2018	184,376
72,941	5.00%, 06/01/2018	77,723
221,910	5.00%, 08/01/2018	236,500
1,020,378	5.00%, 08/01/2018	1,087,245
39,234	9.50%, 09/01/2020	41,341
13,807	8.50%, 08/01/2021	13,859
190,221	5.00%, 06/01/2023	205,340
11,315	8.50%, 08/01/2024	13,049
983,428	4.00%, 07/01/2025	1,042,303
917,301	4.00%, 09/01/2025	972,305
796,307	4.00%, 12/01/2025	844,292
1,512,808	3.50%, 01/01/2026	1,582,980
88,171	8.50%, 11/01/2026	95,520
1,908,851	3.00%, 12/01/2026	1,950,082

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 925,017	3.00%, 06/01/2027	$945,097
2,431,373	3.00%, 09/01/2027	2,484,154
669,513	4.50%, 02/01/2030	713,387
117,764	7.00%, 02/01/2031	132,245
155,392	7.00%, 09/01/2031	180,650
391,855	6.50%, 12/01/2031	435,911
155,448	7.00%, 12/01/2031	174,483
58,568	7.00%, 12/01/2031	65,784
100,998	6.50%, 01/01/2032	114,464
947,145	6.50%, 01/01/2032	1,073,152
138,636	7.00%, 01/01/2032	155,482
247,787	6.50%, 02/01/2032	275,647
189,042	6.50%, 02/01/2032	210,268
413,896	6.00%, 02/01/2033	450,746
469,671	6.00%, 03/01/2033	528,583
119,669	5.50%, 07/01/2033	131,925
493,291	5.50%, 07/01/2033	543,642
299,439	5.00%, 09/01/2033	326,146
767,218	5.00%, 09/01/2033	834,893
300,308	5.00%, 09/01/2033	327,033
313,888	5.50%, 09/01/2033	345,804
197,630	5.00%, 11/01/2033	215,298
592,832	5.50%, 11/01/2033	661,390
261,161	5.50%, 12/01/2033	287,702
393,926	5.50%, 03/01/2034	433,597
269,912	5.50%, 10/01/2034	296,867
514,477	5.50%, 12/01/2034	566,175
494,692	5.50%, 01/01/2035	548,581
357,457	5.50%, 02/01/2035	393,232
502,889	5.50%, 02/01/2035	552,890
228,293	5.50%, 02/01/2035	251,335
389,590	5.50%, 02/01/2035	428,484
468,035	5.50%, 05/01/2035	518,818
73,305	5.00%, 08/01/2035	79,515
487,681	5.00%, 09/01/2035	531,287
514,471	5.50%, 10/01/2035	565,732
965,573	6.00%, 12/01/2035	1,083,989
573,660	5.50%, 01/01/2036	630,360
565,013	6.00%, 01/01/2036	631,428
219,539	6.00%, 02/01/2036	244,757
230,745	6.00%, 03/01/2036	257,955
790,110	5.50%, 05/01/2036	868,568
170,393	6.00%, 12/01/2036	189,234
335,223	6.00%, 05/01/2037	371,214
446,040	5.00%, 07/01/2037	485,682
927,532	5.50%, 06/01/2038	1,018,779
612,368	4.50%, 02/01/2039	650,788
1,740,577	4.50%, 04/01/2039	1,849,106
861,548	5.00%, 04/01/2039	939,506
1,337,326	4.50%, 05/01/2039	1,420,834
1,631,221	4.50%, 05/01/2039	1,745,429
768,004	4.50%, 06/01/2039	817,601
2,792,037	4.50%, 06/01/2039	2,967,240
1,728,255	4.50%, 08/01/2039	1,831,167
652,006	4.50%, 08/01/2039	692,874
2,197,357	5.00%, 11/01/2039	2,403,641
957,721	5.00%, 12/01/2039	1,047,261
458,372	4.50%, 03/01/2040	485,676
1,183,881	5.00%, 06/01/2040	1,292,439
452,258	4.50%, 09/01/2040	480,523

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Mortgage-Backed Securities — (continued)
$ 1,206,247	4.50%, 11/01/2040	$	1,278,666
1,559,388	5.00%, 01/01/2041		1,708,899
1,021,396	4.50%, 02/01/2041		1,085,832
326,689	4.00%, 03/01/2041		339,770
684,928	4.50%, 03/01/2041		727,526
1,521,471	4.50%, 03/01/2041		1,616,493
1,526,404	4.50%, 04/01/2041		1,621,940
2,478,162	4.50%, 08/01/2041		2,632,422
1,376,840	4.00%, 09/01/2041		1,419,193
1,554,548	4.50%, 10/01/2041		1,651,570
2,357,140	4.00%, 12/01/2041		2,431,777
656,846	4.00%, 12/01/2041		676,638
2,100,209	4.00%, 12/01/2041		2,163,332
3,076,359	4.50%, 01/01/2042		3,261,206
5,569,450	3.50%, 04/01/2042		5,538,512
642,787	3.00%, 09/01/2042		610,893
3,142,247	3.50%, 09/01/2042		3,124,673
2,788,857	3.00%, 10/01/2042		2,650,497
1,766,629	3.50%, 10/01/2042		1,756,730
1,790,733	3.50%, 10/01/2042		1,780,700
2,148,404	3.50%, 10/01/2042		2,136,365
968,503	3.00%, 02/01/2043		910,243
709,311	3.00%, 03/01/2043		666,446
3,031,837	3.50%, 03/01/2043		3,014,856
3,020,886	3.00%, 05/01/2043		2,870,999
2,165,683	3.00%, 07/01/2043		2,034,844
1,431,956	3.50%, 08/01/2043		1,424,405
991,040	3.50%, 08/01/2043		972,662
1,479,149	3.50%, 09/01/2043		1,453,044
	Government National Mortgage Association
7,052	9.00%, 07/15/2018		7,085
3,831	9.50%, 05/20/2022		3,850
7,817	8.00%, 11/20/2023		8,796
1,140,286	3.50%, 11/20/2026		1,191,300
1,409,538	3.50%, 01/15/2027		1,469,470
	Series 2012-3 , Class AK
953,198	3.00%, 01/16/2027		990,677
6,350	7.50%, 10/20/2028		7,593
4,626	7.50%, 12/20/2028		5,249
1,713,109	5.00%, 06/15/2033		1,875,559
500,680	5.00%, 10/20/2033		549,176
962,431	6.00%, 12/20/2033		1,077,766
436,761	5.00%, 02/20/2034		478,833
446,983	5.50%, 11/20/2034		497,053
242,874	5.50%, 02/20/2035		270,081
335,030	5.50%, 04/20/2035		375,058
401,153	5.00%, 12/20/2035		440,133
253,964	5.50%, 05/20/2039		281,024
7,879,030	4.00%, 05/20/2040		8,209,900
4,378,672	4.00%, 12/15/2040		4,556,743
2,922,979	4.00%, 01/15/2041		3,047,133
3,957,566	4.50%, 02/20/2041		4,293,250
3,103,532	4.00%, 03/20/2041		3,232,742
1,036,932	4.00%, 05/20/2041		1,079,993
5,918,047	4.00%, 07/20/2041		6,164,278
2,236,288	4.00%, 08/15/2041		2,327,048
1,826,022	3.50%, 02/15/2042		1,843,553
1,716,720	3.50%, 08/15/2042		1,733,201
1,928,775	3.00%, 04/20/2043		1,840,684

Principal Amount			Fair Value

Mortgage-Backed Securities — (continued)
$ 1,216,003	NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(c)
	0.64%, 11/05/2020	$	1,222,326
126,424	Sequoia Mortgage Trust Series 2011-1, Class A1
	4.13%, 02/25/2041		126,370
	Vendee Mortgage Trust
866,350	Series 1993-3, Class 1 5.64%, 09/15/2023(c)		954,143
1,798,594	Series 1996-3, Class 1Z 6.75%, 09/15/2026		2,039,715
1,798,285	Series 2011-2, Class V 3.75%, 02/15/2028		1,855,550
797,156	Series 2003-1, Class G 5.75%, 03/15/2030		811,250
912,450	Series 2002-1, Class 1A 6.00%, 10/15/2031		1,022,520
3,101,139	Series 2008-1, Class GD 5.25%, 01/15/2032		3,463,594

TOTAL MORTGAGE-BACKED SECURITIES — 78.47% (Cost $242,177,812)		$	242,420,464

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
8,500,000	0.38%, 08/28/2015		8,505,253
1,700,000	5.00%, 11/17/2017		1,939,994
3,400,000	1.75%, 12/14/2018		3,373,167
7,000,000	1.75%, 03/12/2021		6,479,284

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 6.57% (Cost $20,449,499)		$	20,297,698

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	1.75%, 05/15/2023		2,703,984
400,000	5.38%, 02/15/2031		490,188
500,000	4.50%, 02/15/2036		556,328
2,500,000	2.88%, 05/15/2043		2,026,172

TOTAL U.S. TREASURY BONDS AND NOTES — 1.87% (Cost $5,955,421)		$	5,776,672

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.23%
$ 3,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/06/2014		$2,999,996
	Federal Home Loan Bank
3,000,000	0.01%, 01/06/2014		2,999,996
900,000	0.03%, 01/08/2014		899,994

TOTAL SHORT TERM INVESTMENTS — 2.23% (Cost $6,899,986)			$6,899,986

TOTAL INVESTMENTS — 99.22% (Cost $306,877,325)		$	306,513,352

OTHER ASSETS & LIABILITIES, NET — 0.78%		$	2,421,435

TOTAL NET ASSETS — 100.00%		$	308,934,787

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $16,936,202 and $16,613,463, respectively, representing 5.38% of net assets.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2013. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West U.S. Government Mortgage Securities Fund

ASSETS:
Investments in securities, fair value(a)	$306,513,352
Cash	803,289
Subscriptions receivable	279,026
Receivable for investments sold	1,261,825
Interest receivable	1,004,716

Total Assets	309,862,208

LIABILITIES:
Payable to investment adviser	162,558
Redemptions payable	764,863

Total Liabilities	927,421

NET ASSETS	$308,934,787

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,617,381
Paid-in capital in excess of par	306,357,648
Net unrealized depreciation on investments	(363,973)
Undistributed net investment income	533,288
Accumulated net realized loss on investments	(209,557)

NET ASSETS	$308,934,787

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	26,173,806

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.80

(a) Cost of investments	$306,877,325

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West U.S. Government Mortgage Securities Fund

INVESTMENT INCOME:
Interest	$10,213,959
Income from securities lending	388

Total Income	10,214,347

EXPENSES:
Management fees	2,109,315

Total Expenses	2,109,315

NET INVESTMENT INCOME	8,105,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(410,252)
Net change in unrealized depreciation on investments	(15,188,535)

Net Realized and Unrealized Loss on Investments	(15,598,787)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,493,755)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West U.S. Government Mortgage Securities Fund

OPERATIONS:
Net investment income	$8,105,032	$10,400,867
Net realized gain (loss) on investments	(410,252)	4,806,153
Net change in unrealized depreciation on investments	(15,188,535)	(2,884,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,493,755)	12,322,989

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,577,529)	(11,791,621)
From net realized gains	(20,580)	(3,800,875)

Total Distributions	(7,598,109)	(15,592,496)

CAPITAL SHARE TRANSACTIONS:
Shares sold	107,742,336	140,059,104
Shares issued in reinvestment of distributions	7,598,109	15,592,497
Shares redeemed	(187,857,901)	(131,896,084)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(72,517,456)	23,755,517

Total Increase (Decrease) in Net Assets	(87,609,320)	20,486,010

NET ASSETS:
Beginning of year	396,544,107	376,058,097

End of year(a)	$308,934,787	$396,544,107

CAPITAL SHARE TRANSACTIONS-SHARES:
Shares sold	8,905,091	11,196,912
Shares issued in reinvestment of distributions	636,348	1,258,543
Shares redeemed	(15,565,704)	(10,549,276)

Net Increase (Decrease)	(6,024,265)	1,906,179

(a) Including undistributed net investment income:	$533,288	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West U.S. Government Mortgage Securities Fund – Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$12.32		$12.41		$12.20	$12.14	$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.34	(a)	0.42	0.46	0.50
Net realized and unrealized gain (loss)	(0.53)		0.07		0.26	0.22	0.21

Total From Investment Operations	(0.25)		0.41		0.68	0.68	0.71

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.38)		(0.42)	(0.46)	(0.50)
From net realized gains	(0.00)	(b)	(0.12)		(0.05)	(0.16)	(0.10)

Total Distributions	(0.27)		(0.50)		(0.47)	(0.62)	(0.60)

NET ASSET VALUE, END OF YEAR	$11.80		$12.32		$12.41	$12.20	$12.14

TOTAL RETURN(c)	(2.02%)		3.22%		5.72%	5.58%	6.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$308,935		$396,544		$376,058	$397,211	$392,691
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.31%		2.68%		3.33%	3.67%	4.20%
Portfolio turnover rate	60%		60%		62%	62%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  Annual Report - December 31, 2013

Class	Inputs
Fixed Income Investments: Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  Annual Report - December 31, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$5,785	$(5,785)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$7,577,441	$11,782,480
Long-term capital gain	20,668	3,810,016

	$7,598,109	$15,592,496

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$533,288
Undistributed capital gains	–

Net accumulated earnings	533,288

Net unrealized depreciation on investments	(166,892)
Capital loss carryforward	(406,638)
Post-October losses	–

Tax composition of capital	$(40,242)

  Annual Report - December 31, 2013

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Pre-Enactment		Post-Enactment Unused
Unused	Expiration Date	Short-Term	Long-Term
$–	–	$(406,638)	$–

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

3.	PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $31,900,835 and $31,735,645, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $177,919,031 and $238,156,636, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $306,680,244. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $5,684,192 and gross depreciation of investments in which there was an excess of tax cost over value of $5,851,084 resulting in net depreciation of $166,892.

  Annual Report - December 31, 2013

5.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in the approved investment. The Fund had no securities on loan as of December 31, 2013.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Mortgage Securities Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of The Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West U.S. Government Mortgage Securities Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West	Term of Office and Length of	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex	Other Directorships Held by
	Funds	Time Served		Overseen by Director	Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief	N/A	N/A

1955

Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and
Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and
			Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and
Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.   The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)           (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

          (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

          (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014